UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)

		Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
		April 30, 2005

Principal				Optional Call		Market
Amount (000)		Description(1)		Provisions*	Ratings**	Value

		Education and Civic Organizations - 9.9% (6.7% of Total Investments)

$1,020		Mesa Industrial Development Authority, Arizona, Student Housing Revenue Bonds, ASU East/Maricopa		7/11 at 101.00	BBB-	$ 1,030,241
		County Community College District, Williams Campus Project, Series 2001A, 6.000%, 7/01/26

1,000		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities		2/09 at 101.00	BBB	1,030,270
		Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
		5.375%, 2/01/29

300		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities		9/11 at 100.00	BBB	309,516
		Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001,
		5.250%, 9/01/21

		Healthcare - 12.1% (8.2% of Total Investments)

550		Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,		12/10 at 102.00	BBB	616,363
		Series 2000, 6.875%, 12/01/20

365		Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series		7/10 at 101.00	A-	407,512
		1999A, 6.625%, 7/01/20

750		Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic		7/14 at 100.00	A-	790,463
		Healthcare West, Series 2004A, 5.375%, 7/01/23

1,000		Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale		12/11 at 101.00	A3	1,074,140
		Healthcare, Series 2001, 5.800%, 12/01/31

		Housing/Multifamily - 11.4% (7.7% of Total Investments)

1,000		Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,		7/09 at 102.00	Aaa	1,020,970
		Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 - MBIA Insured

1,125		Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,		10/11 at 103.00	Aaa	1,196,831
		Syl-Mar Apartments, Series 2001, 5.650%, 4/20/21 (Alternative Minimum Tax)

275		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		6/11 at 102.00	Aaa	290,532
		Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)

205		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		4/15 at 100.00	Aaa	207,142
		Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

		Housing/Single Family - 0.7% (0.5% of Total Investments)

170		Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue		11/10 at 101.00	AAA	177,417
		Bonds, Series 2001A-4, 5.050%, 5/01/17

		Industrials - 2.2% (1.5% of Total Investments)

510		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste		No Opt. Call	BBB	515,829
		Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
		3/01/08)

		Tax Obligation/General - 6.7% (4.5% of Total Investments)

500		Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured		No Opt. Call	AAA	542,945

1,020		Tucson, Arizona, General Obligation Refunding Bonds, Series 1997, 5.000%, 7/01/19		7/07 at 100.00	AA	1,058,301

		Tax Obligation/Limited - 54.5% (36.9% of Total Investments)

700		Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2001, 5.500%, 7/01/18		7/11 at 100.00	AAA	779,331

2,750		Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/18 -		7/14 at 100.00	AAA	3,152,683
		AMBAC Insured

1,000		Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,		7/13 at 100.00	Aaa	1,108,220
		Series 2003A, 5.375%, 7/01/21 - MBIA Insured

203		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien		7/10 at 102.00	N/R	224,682
		Bonds, Series 2001A, 7.875%, 7/01/25

1,180		Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 -		7/13 at 100.00	AAA	1,263,461
		AMBAC Insured

900		Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II Project,		3/12 at 100.00	AAA	984,843
		Series 2001, 5.250%, 9/15/16 - AMBAC Insured

680		Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue		No Opt. Call	A	702,093
		Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

2,675		Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/21		7/13 at 100.00	AA+	2,879,076

1,000		Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 - AMBAC Insured		7/14 at 100.00	AAA	1,099,160

305		Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona		9/14 at 100.00	BBB-	310,392
		Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

500		Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series		7/15 at 100.00	N/R	508,250
		2005, 5.750%, 7/15/24

		U.S. Guaranteed *** - 11.7% (7.9% of Total Investments)

2,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon		6/07 at 102.00	A***	2,175,840
		Community Learning Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded to 6/01/07) - ACA
		Insured

		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
		Refunding Bonds, Series 1997A:
140		5.000%, 1/01/20 (Pre-refunded to 1/01/08)		1/08 at 101.00	AA***	148,779
430		5.000%, 1/01/20 (Pre-refunded to 1/01/08)		1/08 at 101.00	AA***	470,188

		Utilities - 31.0% (21.0% of Total Investments)

1,500		Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,		No Opt. Call	AA	1,693,875
		Hoover Project, Series 2001, 5.250%, 10/01/17

500		Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series		5/05 at 100.00	B-	498,975
		1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)

1,000		Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured		No Opt. Call	AAA	1,136,540

350		Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA		7/12 at 101.00	AAA	374,850
		Insured

		Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
1,000		5.000%, 7/01/26 - XLCA Insured		7/15 at 100.00	AAA	1,067,750
1,000		5.000%, 7/01/30 - XLCA Insured		7/15 at 100.00	AAA	1,061,790

1,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue		1/12 at 101.00	AA	1,097,120
		Refunding Bonds, Series 2002A, 5.250%, 1/01/18

200		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue		1/13 at 100.00	AA	214,580
		Bonds, Series 2002B, 5.000%, 1/01/22

235		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue		1/08 at 101.00	AA	246,050
		Refunding Bonds, Series 1997A, 5.000%, 1/01/20

		Water and Sewer - 7.6% (5.1% of Total Investments)

225		Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,		7/13 at 100.00	AAA	240,914
		5.000%, 7/01/23 - MBIA Insured

1,500		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series		7/12 at 100.00	AAA	1,570,261
		2002, 5.000%, 7/01/26 - FGIC Insured

$32,763		Total Long-Term Investments (cost $33,541,240) - 147.8%				35,278,175

		Other Assets Less Liabilities - 2.5%				588,603

		Preferred Shares, at Liquidation Value - (50.3)%				(12,000,000)

		Net Assets Applicable to Common Shares - 100%				$23,866,778

		Forward Swap Contracts outstanding at April 30, 2005:
						Unrealized
			Notional	Effective	Termination	Appreciation
			Amount	Date(2)	Date	(Depreciation)

		Agreement with Goldman Sachs dated December 6, 2004, to pay
		semi-annually the notional amount multiplied by 5.324% (annualized)
		and receive quarterly the notional amount multiplied by the
		three-month USD-LIBOR (United States Dollar-London
		Inter-Bank Offered Rates).	$200,000	7/11/05	7/11/25	$(9,210)

		Agreement with Merrill Lynch dated Feburary 14, 2005, to pay semi-
		annually the notional amount multiplied by 4.886% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	800,000	8/24/05	8/24/25	9,110

						$(100)

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
		accruals on each forward swap contract.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest. Such securities are normally considered
		to be equivalent to AAA rated securities.
	N/R	Investment is not rated.

		Income Tax Information

		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.

		At April 30, 2005, the cost of investments was $33,536,321.

		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation				$1,759,278
		Depreciation				(17,424)

		Net unrealized appreciation of investments				$1,741,854

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.